SPDR® Series Trust

SPDR Bloomberg Barclays Corporate Bond ETF

(the “Fund”)

Supplement dated May 1, 2019

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated October 31, 2018, as may be supplemented from time to time

Effective May 6, 2019, the number of Fund Shares required for a Creation Unit of the Fund has changed from 100,000 to 50,000. As a result, as of May 6, 2019, all references in the Summary Prospectus, Prospectus and SAI to the number of Fund Shares required for a Creation Unit of the Fund are updated accordingly.

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05012019SSTSUP1

SPDR® Series Trust

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

SPDR SSGA Gender Diversity Index ETF

(each, a “Fund”)

Supplement dated May 1, 2019

to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

each dated October 31, 2018, as may be supplemented from time to time

Effective May 6, 2019, the number of Fund Shares required for a Creation Unit of each Fund has changed as indicated in the table below. As a result, as of May 6, 2019, all references in the Summary Prospectuses, Prospectus and SAI to the number of Fund Shares required for a Creation Unit of a Fund are updated accordingly.

	Old Creation Unit Size	New Creation Unit Size
SPDR SSGA US Large Cap Low Volatility Index ETF	50,000	10,000
SPDR SSGA US Small Cap Low Volatility Index ETF	50,000	10,000
SPDR SSGA Gender Diversity Index ETF	50,000	25,000

In addition, effective May 6, 2019, the following updates are made to the Prospectus and Summary Prospectuses:

1.

The “Purchase and Sale Information” sections in the Prospectus and the Summary Prospectuses with respect to the SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF are replaced with the following:

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 10,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

2.	The following is added to the beginning of the “Additional Purchase and Sale Information” section:

Each Fund issues and redeems Fund Shares in large blocks of Fund Shares known as Creation Units. The number of Fund Shares required for a Creation Unit is stated in each Fund’s “Purchase and Sale of Information” section above. Only an AP may purchase or redeem Creation Units directly with a Fund, in accordance with the procedures described in the SAI. Except when aggregated in Creation Units, Shares are not redeemable by the Funds. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in acceptable form under the authorized participant agreement. The net asset value of a Fund is calculated by State Street and determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

An AP may purchase a Creation Unit of a Fund on any business day in exchange for the delivery of a designated portfolio of in-kind securities and/or cash approximating the holdings of the Fund. An AP may redeem a Creation Unit of a Fund on any business day. Redemption proceeds for a Creation Unit will consist of portfolio securities and/or cash. This method is used during both normal and stressed market conditions. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. When purchasing or redeeming Creation Units, APs are also required to pay a fixed purchase or redemption transaction fee as well as any applicable additional variable charge, as described in the SAI.

Under normal circumstances, each Fund will pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Funds’ SAI and in the agreement between the AP and the Distributor. However, each Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, as permitted by the 1940 Act, and, in certain circumstances, up to fifteen days with respect to foreign securities as permitted by an SEC exemptive order.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

05102019SSTSUP2

SPDR® Series Trust

SPDR Russell® 1000 Yield Focus ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Low Volatility Focus ETF

SPDR S&P® 500 Buyback ETF

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR Global Dow ETF

SPDR S&P Capital Markets ETF

SPDR S&P Health Care Services ETF

SPDR S&P Internet ETF

SPDR S&P Software & Services ETF

SPDR S&P Technology Hardware ETF

SPDR S&P Transportation ETF

SPDR S&P 1500 Value Tilt ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR MSCI USA StrategicFactorsSM ETF

SPDR FactSet Innovative Technology ETF

(each, a “Fund”)

Supplement dated May 1, 2019

to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

each dated October 31, 2018, as may be supplemented from time to time

Effective May 6, 2019, the number of Fund Shares required for a Creation Unit of each Fund has changed as indicated in the table below. As a result, as of May 6, 2019, all references in the Summary Prospectuses, Prospectus and SAI to the number of Fund Shares required for a Creation Unit of a Fund are updated accordingly.

	Old Creation Unit Size	New Creation Unit Size
SPDR Russell 1000 Yield Focus ETF	50,000	10,000
SPDR Russell 1000 Momentum Focus ETF	50,000	10,000
SPDR Russell 1000 Low Volatility Focus ETF	50,000	10,000
SPDR S&P 500 Buyback ETF	50,000	25,000
SPDR S&P 500 Fossil Fuel Reserves Free ETF	50,000	10,000
SPDR Global Dow ETF	50,000	25,000
SPDR S&P Capital Markets ETF	50,000	25,000
SPDR S&P Health Care Services ETF	50,000	10,000
SPDR S&P Internet ETF	50,000	10,000
SPDR S&P Software & Services ETF	50,000	10,000
SPDR S&P Technology Hardware ETF	50,000	10,000
SPDR S&P Transportation ETF	50,000	10,000
SPDR S&P 1500 Value Tilt ETF	50,000	10,000
SPDR S&P 1500 Momentum Tilt ETF	50,000	25,000
SPDR MSCI USA StrategicFactors ETF	50,000	10,000
SPDR FactSet Innovative Technology ETF	50,000	10,000

In addition, effective May 6, 2019, the following updates are made to the Prospectus and Summary Prospectuses:

1.

The “Purchase and Sale Information” sections in the Prospectus and Summary Prospectuses with respect to each Fund listed in the table above with a New Creation Unit Size of 10,000 Fund Shares are replaced with the following:

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 10,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

2.	The following is added to the beginning of the “Additional Purchase and Sale Information” section:

Each Fund issues and redeems Fund Shares in large blocks of Fund Shares known as Creation Units. The number of Fund Shares required for a Creation Unit is stated in each Fund’s “Purchase and Sale of Information” section above. Only an AP may purchase or redeem Creation Units directly with a Fund, in accordance with the procedures described in the SAI. Except when aggregated in Creation Units, Shares are not redeemable by the Funds. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in acceptable form under the authorized participant agreement. The net asset value of a Fund is calculated by State Street and determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

An AP may purchase a Creation Unit of a Fund on any business day in exchange for the delivery of a designated portfolio of in-kind securities and/or cash approximating the holdings of the Fund. An AP may redeem a Creation Unit of a Fund on any business day. Redemption proceeds for a Creation Unit will consist of portfolio securities and/or cash. This method is used during both normal and stressed market conditions. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. When purchasing or redeeming Creation Units, APs are also required to pay a fixed purchase or redemption transaction fee as well as any applicable additional variable charge, as described in the SAI.

Under normal circumstances, each Fund will pay out redemption proceeds to a redeeming AP within either two or three days after the AP’s redemption request is received, in accordance with the process set forth in the Funds’ SAI and in the agreement between the AP and the Distributor. However, each Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, as permitted by the 1940 Act, and, in certain circumstances, up to fifteen days with respect to foreign securities as permitted by an SEC exemptive order.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

05102019SSTSUP3

SPDR® Series Trust

SPDR Kensho Intelligent Structures ETF

SPDR Kensho Smart Mobility ETF

SPDR Kensho Future Security ETF

(each, a “Fund”)

Supplement dated May 1, 2019

to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

each dated October 31, 2018, as may be supplemented from time to time

Effective May 6, 2019, the number of Fund Shares required for a Creation Unit of each Fund has changed from 50,000 to 10,000. As a result, as of May 6, 2019, all references in the Summary Prospectuses, Prospectus and SAI to the number of Fund Shares required for a Creation Unit of a Fund are updated accordingly.

In addition, effective May 6, 2019, the following updates are made to the Prospectus and Summary Prospectuses:

1.	The “Purchase and Sale Information” sections in the Prospectus and Summary Prospectuses are replaced with the following:

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 10,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

2.	The following is added to the beginning of the “Additional Purchase and Sale Information” section:

Each Fund issues and redeems Fund Shares in large blocks of 10,000 Fund Shares known as Creation Units. Only an AP may purchase or redeem Creation Units directly with a Fund, in accordance with the procedures described in the SAI. Except when aggregated in Creation Units, Shares are not redeemable by the Funds. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in acceptable form under the authorized participant agreement. The net asset value of a Fund is calculated by State Street and determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

An AP may purchase a Creation Unit of a Fund on any business day in exchange for the delivery of a designated portfolio of in-kind securities and/or cash approximating the holdings of the Fund. An AP may redeem a Creation Unit of a Fund on any business day. Redemption proceeds for a Creation Unit will consist of portfolio securities and/or cash. This method is used during both normal and stressed market conditions. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. When purchasing or redeeming Creation Units, APs are also required to pay a fixed purchase or redemption transaction fee as well as any applicable additional variable charge, as described in the SAI.

Under normal circumstances, each Fund will pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Funds’ SAI and in the agreement between the AP and the Distributor. However, each Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, as permitted by the 1940 Act, and, in certain circumstances, up to fifteen days with respect to foreign securities as permitted by an SEC exemptive order.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

05012019SSTSUP4

SPDR® Series Trust

SPDR Kensho Clean Power ETF

SPDR Kensho Final Frontiers ETF

SPDR Kensho New Economies Composite ETF

(each, a “Fund”)

Supplement dated May 1, 2019

to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

each dated October 22, 2018, as may be supplemented from time to time

Effective May 6, 2019, the number of Fund Shares required for a Creation Unit of each Fund has changed from 25,000 to 10,000. As a result, as of May 6, 2019, all references in the Summary Prospectuses, Prospectus and SAI to the number of Fund Shares required for a Creation Unit of a Fund are updated accordingly.

In addition, effective May 6, 2019, the following updates are made to the Prospectus and Summary Prospectuses:

1.	The “Purchase and Sale Information” sections in the Prospectus and Summary Prospectuses are replaced with the following:

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 10,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

2.	The following is added to the beginning of the “Additional Purchase and Sale Information” section:

Each Fund issues and redeems Fund Shares in large blocks of 10,000 Fund Shares known as Creation Units. Only an AP may purchase or redeem Creation Units directly with a Fund, in accordance with the procedures described in the SAI. Except when aggregated in Creation Units, Shares are not redeemable by the Funds. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in acceptable form under the authorized participant agreement. The net asset value of a Fund is calculated by State Street and determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

An AP may purchase a Creation Unit of a Fund on any business day in exchange for the delivery of a designated portfolio of in-kind securities and/or cash approximating the holdings of the Fund. An AP may redeem a Creation Unit of a Fund on any business day. Redemption proceeds for a Creation Unit will consist of portfolio securities and/or cash. This method is used during both normal and stressed market conditions. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. When purchasing or redeeming Creation Units, APs are also required to pay a fixed purchase or redemption transaction fee as well as any applicable additional variable charge, as described in the SAI.

Under normal circumstances, each Fund will pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Funds’ SAI and in the agreement between the AP and the Distributor. However, each Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, as permitted by the 1940 Act, and, in certain circumstances, up to fifteen days with respect to foreign securities as permitted by an SEC exemptive order.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

05012019SSTSUP5